Submission	Oct. 08, 2025
Submission [Line Items]
Central Index Key	0001434868
Registrant Name	Esperion Therapeutics, Inc.
Registration File Number	333-286631
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A	N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A